ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2014
Perion Network Ltd [Member]
Business Acquisition [Line Items]
Schedule of purchase price

Number of shares of Perion ordinary shares outstanding on the Closing Date	12,524,000
Closing price per share of Perion's ordinary shares on the Closing Date	$12.64

Total fair value of stock consideration	$158,303
Fair value of vested Perion options (for accounting purposes only)	$7,492

Total purchase price	$165,795

Schedule of allocation of purchase price to net tangible and intangible assets based on their estimated fair values
$

Cash and restricted cash	25,582
Accounts receivable	18,665
Prepaid expenses and other assets	4,593
Property and equipment	1,376
Accounts payable	(13,900)
Accrued expenses and other liabilities	(25,623)
Deferred revenues	(495)
Deferred tax liability, net	(6,663)
Long term debt	(6,550)
Intangible assets	49,930
Goodwill	118,880

Total purchase price	165,795

Schedule of components of intangible assets associated with the acquisition
	$	Estimated useful life

Acquired technology	28,390	3-5 years
In-process research and development	8,100	*
Tradename and other	13,440	4-11 years

Total amount allocated to intangible assets	49,930

*	In 2014, the Company completed the development of $6,100 and estimated the useful life at 4 years. For the remaining $2,000 the useful life will be determined upon completion of the development.

Schedule of pro forma information
Year Ended
December 31, 2013
Unaudited

Revenues	$412,656
Net income from continuing operations	$68,995
Net loss from discontinued operations	$(33,795)

Net income from continuing operations per ordinary share:
Basic	$1.04
Diluted	$1.00
Net loss from discontinued operations per ordinary share:
Basic	$(0.51)
Diluted	$(0.49)

Grow Mobile [Member]
Business Acquisition [Line Items]
Schedule of purchase price
$

Cash	6,892
Share consideration	5,545
Contingent consideration	7,410

Total purchase price at the Closing Date	19,847

Schedule of allocation of purchase price to net tangible and intangible assets based on their estimated fair values
$

Cash	2,767
Accounts receivable	1,398
Prepaid expenses and other assets	249
Property and equipment	13
Accounts payable	(3,307)
Accrued expenses and other liabilities	(820)
Deferred revenues	(1,465)
Deferred tax liability	(2,320)
Intangible assets	5,640
Goodwill	17,692

Total purchase price	19,847

Schedule of components of intangible assets associated with the acquisition
	$	Estimated useful life

Acquired technology	4,025	4 years
Customer relationships	1,615	5 years

Total amount allocated to intangible assets	5,640